Net Loss Per Share - Summary of Weighted-Average Outstanding Shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,313,922	3,054,676	3,228,922	3,054,676	3,075,024	2,929,493
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	271,280	267,034	271,280	267,034	287,382	141,851
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	255,000	0	170,000	0
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,787,642	2,787,642	2,787,642	2,787,642	2,787,642	2,787,642